K&L Gates llp
70 West Madison Street
Suite 3100
Chicago, IL 60602-4207

t312.372.1121	www.klgates.com
KEVIN R. BETTSTELLER
312.807.4442
kevin.bettsteller@klgates.com
Direct Fax: 312.345.1383
February 24, 2010
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Convertible Opportunities and Income Fund
333-146945
811-21080
Ladies and Gentlemen:
     On behalf of Calamos Convertible Opportunities and Income Fund (the “Fund”), we are transmitting for electronic filing Post—Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein (the “Amendment”). The Amendment is being filed for the purpose of (1) providing updated financial information and (2) making conforming language changes in response to the Commission staff’s comments on substantially identical disclosure contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Calamos Global Total Return Fund (file nos. 333-146944 and 811-21547), filed with the Commission on August 21, 2009 (the “Related Fund Amendment”).
     We hereby request selective review of the Amendment, in accordance with the Commission’s release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984). Specifically, the Fund is requesting selective review of those portions of the Amendment that are identical to (or substantially identical to) Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, which was reviewed by the Commission staff and declared effective in April 2009. In addition, the Fund is requesting selective review of those portions of the Amendment that are identical to (or substantially identical to) the Related Fund Amendment, and therefore have been subject to review by the Commission staff.
     Finally, we are requesting that the staff declare the Amendment effective pursuant to its delegated authority under Section 8(c) of the Securities Act of 1933 as soon as practicable.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4442 or Eric S. Purple at (202) 778-9220 with any questions or comments concerning these materials.
Very truly yours,
/s/ Kevin R. Bettsteller
Kevin R. Bettsteller
Enclosures

cc:	Stathy Darcy